Shareholder Report, Holdings (Details) - IPS Strategic Capital Absolute Return Fund | Institutional Class	Aug. 31, 2026
Options - Net
Holdings [Line Items]
Percent of Net Asset Value	82.47%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	12.42%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%